12. LEASE LIABILITIES: Schedule of Lease Liabilities (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Lease Liabilities

$
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Finance cost	5,144
Lease payments	(52,007)
Balance, December 31, 2019	21,390
Finance cost	726
Lease payments	(22,116)
Balance, December 31, 2020	-